U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

April 5, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The Potomac Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 1, 2005, filed electronically as Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A on March 31, 2005:

•	Prospectus for the Investor Class of PSI Calendar Effects Fund.
•	Statement of Additional Information for the Investor Class of PSI Calendar Effects Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel, Esq.
for U.S. BANCORP FUND SERVICES, LLC